SHARE CAPITAL - Disclosure of number and weighted average exercise prices of deferred share units (Details) - Deferred Share Units [Member]	12 Months Ended
	Dec. 31, 2022 Share $ / shares	Dec. 31, 2021 Share $ / shares	Dec. 31, 2020 Share $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of year	315,668	87,500	0
Granted	170,858	228,168	87,500
Vested	0
Outstanding at the end of year	486,526	315,668	87,500
Weighted average grant date, beginning of year | $ / shares	$ 2.61	$ 3.7	$ 0
Weighted average grant date, Granted | $ / shares	0.72	2.17	3.7
Weighted average grant date, vested | $ / shares	2.17
Weighted average grant date, end of year | $ / shares	$ 1.89	$ 2.61	$ 3.7
Vested, beginning of year	109,017	87,500	0
Vested, Granted	0	21,517	87,500
Vested, vest	206,651
Vested, end of year	315,668	109,017	87,500
Unvested, beginning of year	206,651	0	0
Unvested, Granted	170,858	206,651	0
Unvested vest	(206,651)
Unvested, end of year	170,858	206,651	0